UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

Quarterly Schedule of Portfolio Holdings of

Registered Management Investment Company

Investment Company Act File Number: 811-00862

The Growth Fund of America

(Exact Name of Registrant as Specified in Charter)

One Market, Steuart Tower

Suite 2000,

San Francisco, California 94105

(Address of Principal Executive Offices)

Registrant's telephone number, including area code: (415) 421-9360

Date of fiscal year end: August 31

Date of reporting period: November 30, 2013

Patrick F. Quan

The Growth Fund of America

One Market, Steuart Tower

Suite 2000

San Francisco, California 94105

(Name and Address of Agent for Service)

Copies to:

Mark D. Perlow

K&L Gates LLP

Four Embarcadero Center, Suite 1200

San Francisco, California 94111

(Counsel for the Registrant)

ITEM 1 – Schedule of Investments

The Growth Fund of America® Investment portfolio November 30, 2013 unaudited

Common stocks 91.73%
		Value
Consumer discretionary 20.06%	Shares	(000)

Amazon.com, Inc.[1]	15,482,600	$6,094,261
Home Depot, Inc.	37,066,200	2,990,130
Comcast Corp., Class A	38,380,578	1,914,039
Comcast Corp., Class A, special nonvoting shares	14,000,000	674,100
NIKE, Inc., Class B	24,500,000	1,938,930
Twenty-First Century Fox, Inc., Class A	43,353,335	1,451,903
Las Vegas Sands Corp.	9,583,000	686,909
General Motors Co.[1]	17,542,600	679,425
Johnson Controls, Inc.	12,760,000	644,508
YUM! Brands, Inc.	7,575,000	588,426
CBS Corp., Class B	9,560,000	559,834
DIRECTV[1]	8,250,000	545,408
Time Warner Inc.	8,260,000	542,765
Liberty Media Corp., Class A1	3,391,290	520,427
Naspers Ltd., Class N	4,275,000	407,711
Walt Disney Co.	5,695,000	401,725
Liberty Global PLC, Class A1	3,087,930	264,975
Tesla Motors, Inc.[1]	2,820,300	358,968
Toyota Motor Corp.	5,320,000	331,380
Sands China Ltd.	42,640,800	322,584
priceline.com Inc.[1]	267,000	318,352
AutoNation, Inc.[1]	6,000,000	294,240
Marriott International, Inc., Class A	6,143,059	288,847
Norwegian Cruise Line Holdings Ltd.[1]	8,300,000	283,030
Galaxy Entertainment Group Ltd.[1]	33,940,000	265,736
Lowe’s Companies, Inc.	5,300,000	251,644
Time Warner Cable Inc.	1,784,000	246,585
Carnival Corp., units	6,615,200	238,875
Wynn Resorts, Ltd.	1,301,123	215,817
Toll Brothers, Inc.[1]	6,225,000	212,273
Industria de Diseño Textil, SA	1,270,000	202,463
BorgWarner Inc.	1,800,000	192,906
Viacom Inc., Class B	2,382,000	190,965
Expedia, Inc.	2,577,000	164,129
Starbucks Corp.	2,000,000	162,920
Tiffany & Co.	1,640,000	146,190
Volkswagen AG, nonvoting preferred	505,000	133,984
D.R. Horton, Inc.	6,685,000	132,898
lululemon athletica inc.[1]	1,875,000	130,725
Darden Restaurants, Inc.	2,443,000	130,285
Daimler AG	1,543,000	127,866
Nordstrom, Inc.	2,025,000	125,975
Bayerische Motoren Werke AG	1,000,000	114,888
Mattel, Inc.	2,420,000	111,973
DSW Inc., Class A	2,490,000	111,627
Common stocks
		Value
Consumer discretionary (continued)	Shares	(000)

Harley-Davidson, Inc.	1,574,500	$ 105,523
Weight Watchers International, Inc.	2,730,000	88,479
Swatch Group Ltd, non-registered shares	120,000	78,636
Burberry Group PLC	2,725,000	68,109
Luxottica Group SpA	1,102,300	58,372
Hyatt Hotels Corp., Class A1	1,180,000	57,077
British Sky Broadcasting Group PLC	3,705,000	49,667
Li & Fung Ltd.	34,030,000	46,353
Hyundai Motor Co.	170,000	40,480
Lennar Corp., Class A	1,000,000	35,760
Ctrip.com International, Ltd. (ADR)[1]	730,000	34,879
		27,376,936
Information technology 17.52%

Google Inc., Class A1	4,942,820	5,237,363
Microsoft Corp.	43,845,000	1,671,810
Oracle Corp.	44,890,000	1,584,168
ASML Holding NV (New York registered)	8,767,040	818,666
ASML Holding NV	4,042,648	378,340
Texas Instruments Inc.	22,314,000	959,502
Intuit Inc.	10,495,000	779,044
Avago Technologies Ltd.[2]	17,262,820	772,166
Visa Inc., Class A	3,755,000	763,992
Accenture PLC, Class A	9,250,000	716,597
salesforce.com, inc.[1]	13,452,724	700,752
Apple Inc.	1,220,000	678,405
Adobe Systems Inc.[1]	11,172,800	634,392
Murata Manufacturing Co., Ltd.	7,099,300	610,640
Samsung Electronics Co. Ltd.	423,800	598,278
Motorola Solutions, Inc.	7,500,000	494,100
Baidu, Inc., Class A (ADR)[1]	2,627,000	437,579
Facebook, Inc., Class A1	8,957,220	421,079
EMC Corp.	16,120,000	384,462
Taiwan Semiconductor Manufacturing Co. Ltd.	80,521,000	285,690
Taiwan Semiconductor Manufacturing Co. Ltd. (ADR)	4,555,000	80,760
KLA-Tencor Corp.	5,000,000	319,350
Rackspace Hosting, Inc.[1,2]	8,297,000	317,028
eBay Inc.[1]	6,249,100	315,705
Nintendo Co., Ltd.	2,282,600	292,610
Altera Corp.	8,750,000	282,187
Concur Technologies, Inc.[1]	2,800,000	271,852
Automatic Data Processing, Inc.	3,235,000	258,865
VeriSign, Inc.[1]	4,545,000	258,429
Mail.Ru Group Ltd. (GDR)	4,665,910	192,935
Mail.Ru Group Ltd. (GDR)[3]	860,490	35,581
Linear Technology Corp.	5,215,000	221,898
Amphenol Corp., Class A	2,604,000	221,340
LinkedIn Corp., Class A1	922,000	206,556
MasterCard Inc., Class A	265,000	201,615
Gemalto NV	1,690,000	190,832
TE Connectivity Ltd.	3,573,000	188,369
Broadcom Corp., Class A	6,733,000	179,704
Hexagon AB, Class B	5,491,102	168,853
Common stocks
		Value
Information technology (continued)	Shares	(000)

MercadoLibre, Inc.	1,481,410	$ 164,007
Flextronics International Ltd.[1]	17,293,916	131,088
NetSuite Inc.[1]	1,247,859	119,894
National Instruments Corp.	3,135,000	98,000
Dolby Laboratories, Inc., Class A	2,650,000	95,214
Autodesk, Inc.[1]	1,465,000	66,291
FactSet Research Systems, Inc.	350,000	39,550
Analog Devices, Inc.	787,559	37,976
Maxim Integrated Products, Inc.	348,800	9,934
Compuware Corp.	878,700	9,657
		23,903,105
Health care 15.79%

Gilead Sciences, Inc.[1]	69,564,400	5,204,113
UnitedHealth Group Inc.	27,406,000	2,041,199
Biogen Idec Inc.[1]	4,275,000	1,243,897
Alexion Pharmaceuticals, Inc.[1]	9,762,000	1,215,369
Regeneron Pharmaceuticals, Inc.[1]	3,738,861	1,098,702
Allergan, Inc.	10,907,900	1,058,612
Express Scripts Holding Co.[1]	14,660,000	987,351
Amgen Inc.	8,561,100	976,650
Vertex Pharmaceuticals Inc.[1]	11,112,800	771,451
Illumina, Inc.[1]	6,137,201	601,446
Edwards Lifesciences Corp.[1,2]	8,982,700	588,636
St. Jude Medical, Inc.	9,795,000	572,224
BioMarin Pharmaceutical Inc.[1]	7,066,393	497,333
Merck & Co., Inc.	9,617,700	479,250
Thermo Fisher Scientific Inc.	4,542,300	458,091
Stryker Corp.	6,061,316	451,083
Hologic, Inc.[1,2]	16,551,960	370,598
Humana Inc.	3,427,677	356,444
Boston Scientific Corp.[1]	28,584,400	331,007
Intuitive Surgical, Inc.[1]	829,600	312,676
Grifols, SA, Class B (ADR)	4,628,000	158,902
Grifols, SA, Class A, non-registered shares	2,435,000	111,329
Grifols, SA, Class B, non-registered shares	761,185	25,971
Baxter International Inc.	3,418,910	234,024
Bristol-Myers Squibb Co.	4,333,000	222,629
Incyte Corp.[1]	4,444,700	207,123
Aetna Inc.	2,428,800	167,417
Zimmer Holdings, Inc.	1,780,000	162,710
ResMed Inc.	3,150,000	153,752
Pharmacyclics, Inc.[1]	1,223,022	152,291
Fresenius SE & Co. KGaA	815,000	115,368
Celgene Corp.[1]	700,000	113,239
Novo Nordisk A/S, Class B	600,000	107,466
		21,548,353
Energy 9.57%

EOG Resources, Inc.[2]	13,857,637	2,286,510
Schlumberger Ltd.	12,835,000	1,134,871
Noble Energy, Inc.	15,153,000	1,064,347
Pioneer Natural Resources Co.	5,312,900	944,368
Common stocks
		Value
Energy (continued)	Shares	(000)

FMC Technologies, Inc.[1,2]	16,479,100	$ 792,645
Suncor Energy Inc.	17,762,520	609,087
Southwestern Energy Co.[1]	13,604,000	525,931
Apache Corp.	5,685,000	520,121
Concho Resources Inc.[1]	4,842,506	503,282
Chesapeake Energy Corp.	14,520,000	390,152
Baker Hughes Inc.	6,767,000	385,448
Canadian Natural Resources, Ltd.	10,470,000	340,884
Cobalt International Energy, Inc.[1]	14,716,200	327,141
Core Laboratories NV	1,755,000	319,656
Enbridge Inc.	6,795,000	279,644
Technip SA	2,670,000	267,252
CONSOL Energy Inc.	7,235,000	257,421
Devon Energy Corp.	4,239,900	257,023
Murphy Oil Corp.	3,056,000	198,426
Kinder Morgan, Inc.	5,257,400	186,848
Cabot Oil & Gas Corp.	5,281,400	181,944
Pacific Rubiales Energy Corp.	9,528,800	177,190
Royal Dutch Shell PLC, Class B (ADR)	2,520,000	176,249
BG Group PLC	8,025,000	163,994
Tourmaline Oil Corp.[1]	3,004,400	118,807
Ultra Petroleum Corp.[1]	5,606,000	114,755
Chevron Corp.	935,000	114,481
BP PLC (ADR)	1,138,700	53,530
BP PLC	3,800,000	29,980
Denbury Resources Inc.[1]	4,962,500	82,774
Petróleo Brasileiro SA – Petrobras, preferred nominative (ADR)	3,570,000	59,048
Cameron International Corp.[1]	1,054,000	58,381
Talisman Energy Inc.	3,250,000	38,382
Oceaneering International, Inc.	433,800	33,485
Range Resources Corp.	360,000	27,954
Laricina Energy Ltd.[1,4,5]	950,000	22,361
Cimarex Energy Co.	179,500	16,977
		13,061,349
Industrials 7.66%

Union Pacific Corp.	7,988,300	1,294,424
Boeing Co.	6,700,000	899,475
Precision Castparts Corp.	3,032,968	783,871
European Aeronautic Defence and Space Co. EADS NV	9,357,171	664,314
CSX Corp.	21,674,801	591,072
United Continental Holdings, Inc.[1]	13,029,000	511,388
General Dynamics Corp.	5,104,600	467,888
Nielsen Holdings NV	10,714,551	462,440
Cummins Inc.	3,295,000	436,126
Delta Air Lines, Inc.	13,947,946	404,211
United Parcel Service, Inc., Class B	3,710,000	379,830
Rockwell Collins, Inc.	5,178,700	376,647
Ryanair Holdings PLC (ADR)[1]	6,285,000	301,837
Towers Watson & Co., Class A	2,609,219	293,798
Danaher Corp.	3,109,448	232,587
Textron Inc.	6,658,866	221,274
United Technologies Corp.	1,925,000	213,406
Common stocks
		Value
Industrials (continued)	Shares	(000)

Oshkosh Corp.[2]	4,368,000	$ 212,940
FedEx Corp.	1,500,000	208,050
Caterpillar Inc.	2,400,000	203,040
MTU Aero Engines AG	1,930,000	181,383
Meggitt PLC	22,061,851	180,229
SGS SA	75,000	169,039
Fastenal Co.	3,500,000	162,855
Lockheed Martin Corp.	1,000,000	141,670
KBR, Inc.	4,150,000	140,395
General Electric Co.	3,500,000	93,310
Bureau Veritas SA	2,256,040	66,997
Honeywell International Inc.	650,000	57,531
KONE Oyj, Class B	540,000	49,627
Chart Industries, Inc.[1]	473,500	46,072
		10,447,726
Financials 7.52%

Citigroup Inc.	17,729,500	938,245
Bank of America Corp.	57,500,000	909,650
Goldman Sachs Group, Inc.	4,869,696	822,686
Wells Fargo & Co.	16,787,178	738,972
Charles Schwab Corp.	21,440,100	524,854
ACE Ltd.	4,500,100	462,520
Legal & General Group PLC	111,984,892	392,072
American Express Co.	4,480,000	384,384
CME Group Inc., Class A	4,442,419	364,056
JPMorgan Chase & Co.	6,098,712	348,968
AIA Group Ltd.	67,400,000	341,666
American International Group, Inc.	6,800,000	338,300
Capital One Financial Corp.	4,625,000	331,289
Berkshire Hathaway Inc., Class B1	2,000,000	233,060
Berkshire Hathaway Inc., Class A1	500	87,375
Ocwen Financial Corp.[1]	5,500,981	311,686
CIT Group Inc.	6,061,000	305,959
Morgan Stanley	8,750,000	273,875
American Tower Corp.	3,390,000	263,640
Onex Corp.	4,200,000	229,357
XL Group PLC	5,835,000	186,662
Arch Capital Group Ltd.[1]	2,600,000	152,958
McGraw Hill Financial, Inc.	1,860,600	138,615
Prudential PLC	6,455,000	138,092
Fifth Third Bancorp	6,000,000	121,920
UBS AG	6,274,666	119,616
Deutsche Bank AG	2,429,375	117,128
Popular, Inc.[1]	3,670,000	104,889
Leucadia National Corp.	3,339,787	95,718
U.S. Bancorp	2,025,000	79,421
BOK Financial Corp.	1,250,000	79,125
ICICI Bank Ltd. (ADR)	2,135,000	76,561
W. R. Berkley Corp.	1,560,000	68,312
First Republic Bank	1,145,000	58,509
Toronto-Dominion Bank	545,000	49,661
Zions Bancorporation	882,838	25,894
Common stocks
		Value
Financials (continued)	Shares	(000)

Moody’s Corp.	200,000	$ 14,926
Credit Suisse Group AG	479,414	14,269
Weyerhaeuser Co.	422,321	12,725
		10,257,615
Consumer staples 4.38%

Philip Morris International Inc.	21,681,000	1,854,593
Costco Wholesale Corp.	11,493,183	1,441,590
Pernod Ricard SA	3,921,110	444,417
Kerry Group PLC, Class A	6,565,824	421,008
Green Mountain Coffee Roasters, Inc.[1]	5,210,663	351,094
PepsiCo, Inc.	4,122,851	348,216
Whole Foods Market, Inc.	4,930,000	279,038
Estée Lauder Companies Inc., Class A	2,420,000	181,403
Nestlé SA	2,387,600	174,372
Mead Johnson Nutrition Co.	1,864,600	157,577
CVS/Caremark Corp.	1,755,000	117,515
Danone SA	1,100,000	79,918
British American Tobacco PLC	1,000,000	53,376
Coca-Cola Co.	1,140,400	45,833
Avon Products, Inc.	1,600,000	28,528
		5,978,478
Materials 2.15%

Praxair, Inc.	4,862,437	613,931
Celanese Corp., Series A2	8,875,000	498,154
LyondellBasell Industries NV, Class A	4,475,000	345,380
Smurfit Kappa PLC, Class A	11,350,000	269,832
Dow Chemical Co.	6,191,727	241,849
Syngenta AG	400,000	157,096
ArcelorMittal	7,720,000	132,983
Sigma-Aldrich Corp.	1,200,000	103,488
Newmont Mining Corp.	4,030,000	100,065
Potash Corp. of Saskatchewan Inc.	2,885,000	91,310
FMC Corp.	1,200,000	87,432
Steel Dynamics, Inc.	3,750,000	68,325
James Hardie Industries PLC (CDI)	5,460,000	62,378
United States Steel Corp.	1,982,200	53,143
Nucor Corp.	1,000,000	51,060
Cliffs Natural Resources Inc.	1,315,219	32,894
Barrick Gold Corp.	1,730,000	28,528
		2,937,848
Telecommunication services 2.10%

SoftBank Corp.	19,557,700	1,582,947
Crown Castle International Corp.[1]	15,858,630	1,177,186
SBA Communications Corp., Class A1	1,315,000	111,998
Broadview Networks Holdings, Inc.[1,4,5]	893	14
		2,872,145
Utilities 0.18%

NRG Energy, Inc.	9,169,710	242,631

Common stocks
		Value
Miscellaneous 4.80%		(000)

Other common stocks in initial period of acquisition		$ 6,557,550
Total common stocks (cost: $69,767,753,000)		125,183,736
Warrants 0.04%

Energy 0.03%	Shares

Kinder Morgan, Inc., warrants, expire 2017[1]	8,558,327	37,657

Financials 0.01%

Citigroup Inc., Class A, warrants, expire 2019[1]	25,500,000	17,850

Telecommunication services 0.00%

Broadview Networks Holdings, Inc., Series A1, warrants, expire 2020[1,4,5]	4,414	22
Broadview Networks Holdings, Inc., Series A2, warrants, expire 2020[1,4,5]	1,672	7
		29
Total warrants (cost: $57,350,000)		55,536
Convertible securities 0.06%
	Principal amount
Telecommunication services 0.06%	(000)

Clearwire Corp. 8.25% convertible notes 2040[3]	$ 63,755	73,239
Total convertible securities (cost: $63,813,000)		73,239
Bonds, notes & other debt instruments 0.11%

U.S. Treasury bonds & notes 0.08%

U.S. Treasury 0.125% 2015	10,100	10,090
U.S. Treasury 0.25% 2015	90,685	90,745
U.S. Treasury 0.25% 2015	15,675	15,685
		116,520
Telecommunication services 0.03%

LightSquared, Term Loan B, 12.00% 2014[6,7,8,9]	31,780	38,294
Total bonds, notes & other debt instruments (cost: $144,952,000)		154,814

Short-term securities 7.78%

Freddie Mac 0.06%–0.164% due 12/3/2013–9/17/2014	3,961,489	3,959,498
Federal Home Loan Bank 0.045%–0.18% due 12/4/2013–9/12/2014	2,881,137	2,880,129
Fannie Mae 0.08%–0.16% due 12/19/2013–11/17/2014	1,122,011	1,121,262
U.S. Treasury Bills 0.061%–0.134% due 2/6–8/21/2014	608,200	607,977
Federal Farm Credit Banks 0.11%–0.19% due 12/4/2013–8/27/2014	316,000	315,757
Jupiter Securitization Co., LLC 0.24% due 12/17/2013–1/24/2014[3]	208,000	207,962
Chariot Funding, LLC 0.24% due 1/7–1/13/2014[3]	98,500	98,489
General Electric Capital Corp. 0.10%–0.19% due 1/6–3/12/2014	261,500	261,469
Private Export Funding Corp. 0.13%–0.235% due 12/10/2013–4/1/2014[3]	171,400	171,344
National Rural Utilities Cooperative Finance Corp. 0.08%–0.10% due 12/11/2013–1/7/2014	107,200	107,194
Wal-Mart Stores, Inc. 0.07%–0.19% due 12/23/2013–1/21/2014[3]	106,650	106,644
Bank of New York Mellon Corp. 0.05% due 12/2–12/6/2013[3]	100,000	100,000
Wells Fargo & Co. 0.18% due 12/6–12/9/2013	80,000	79,997
ExxonMobil Corp. 0.06%–0.15% due 12/4–12/18/2013	72,800	72,798
Coca-Cola Co. 0.16%–0.18% due 12/5–12/18/2013[3]	62,850	62,848
Chevron Corp. 0.06% due 12/30/2013[3]	55,000	54,997
Tennessee Valley Authority 0.05% due 12/5/2013	50,000	50,000
Merck & Co. Inc. 0.05% due 12/9/2013[3]	50,000	49,999
Johnson & Johnson 0.05% due 12/12/2013[3]	50,000	49,998
Honeywell International Inc. 0.12% due 1/29/2014[3]	49,145	49,136
Emerson Electric Co. 0.08% due 12/5–12/10/2013[3]	45,000	44,999
Regents of the University of California 0.12% due 2/11/2014	38,273	38,264
Procter & Gamble Co. 0.12% due 2/28/2014[3]	31,250	31,245
Harvard University 0.20% due 1/15/2014	30,150	30,148
Army and Air Force Exchange Service 0.09% due 1/8/2014[3]	25,000	24,998
Paccar Financial Corp. 0.10% due 2/11/2014	20,100	20,092
John Deere Financial Ltd. 0.09% due 1/22/2014[3]	16,200	16,198
Abbott Laboratories 0.11% due 1/3/2014[3]	7,000	7,000
Total short-term securities (cost: $10,620,320,000)		10,620,442
Total investment securities (cost: $80,654,188,000)		136,087,767
Other assets less liabilities		380,943
Net assets		$136,468,710

As permitted by U.S. Securities and Exchange Commission regulations, “Miscellaneous” securities include holdings in their first year of acquisition that have not previously been publicly disclosed.

Forward currency contracts

The fund has entered into forward currency contracts to sell currencies as shown in the following table. The average notional amount of open forward currency contracts was $492,042,000 over the prior seven-month period.

					Unrealized
					appreciation
			Contract amount		(depreciation)
			Receive	Deliver	at 11/30/2013
	Settlement date	Counterparty	(000)	(000)	(000)

Sales:
Euros	12/6/2013	HSBC Bank	$8,897	€6,450	$ 134
Japanese yen	12/4/2013	Barclays Bank PLC	$111,954	¥10,870,000	5,667
Japanese yen	12/12/2013	Bank of New York Mellon	$141,965	¥14,000,000	5,265
Japanese yen	12/24/2013	UBS AG	$156,712	¥15,813,960	2,219
Swiss francs	12/18/2013	Citibank	$14,566	CHF13,325	(137)
					$13,148

Investments in affiliates

A company is considered to be an affiliate of the fund under the Investment Company Act of 1940 if the fund’s holdings in that company represent 5% or more of the outstanding voting shares. Further details on these holdings and related transactions during the three months ended November 30, 2013, appear below.

						Value
						of affiliates
					Dividend income	at 11/30/2013
	Beginning shares	Additions	Reductions	Ending shares	(000)	(000)

EOG Resources, Inc.	14,789,237	—	931,600	13,857,637	$2,764	$2,286,510
FMC Technologies, Inc.[1]	16,479,100	—	—	16,479,100	—	792,645
Avago Technologies Ltd.	17,262,820	—	—	17,262,820	3,970	772,166
Edwards Lifesciences Corp.[1]	9,182,700	—	200,000	8,982,700	—	588,636
Celanese Corp., Series A	8,875,000	—	—	8,875,000	1,598	498,154
Hologic, Inc.[1]	16,551,960	—	—	16,551,960	—	370,598
Rackspace Hosting, Inc.[1]	10,198,200	—	1,901,200	8,297,000	—	317,028
Oshkosh Corp.	4,368,000	—	—	4,368,000	655	212,940
BioMarin Pharmaceutical Inc.[1,10]	8,525,693	—	1,459,300	7,066,393	—	—
Gilead Sciences, Inc.[1,10]	81,106,200	—	11,541,800	69,564,400	—	—
					$8,987	$5,838,677

1Security did not produce income during the last 12 months.

2Represents an affiliated company as defined under the Investment Company Act of 1940.

3Acquired in a transaction exempt from registration under Rule 144A or section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $1,184,677,000, which represented .87% of the net assets of the fund.

4Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities, including those in “Miscellaneous,” was $23,037,000, which represented .02% of the net assets of the fund.

5Acquired through a private placement transaction exempt from registration under the Securities Act of 1933. May be subject to legal or contractual restrictions on resale. Further details on these holdings appear below.

				Percent
	Acquisition	Cost	Value	of net
	date(s)	(000)	(000)	assets

Laricina Energy Ltd.	6/21/2011	$41,523	$22,361.02%
Broadview Networks Holdings, Inc.,
Series A1, warrants, expire 2020	7/7/2000–3/6/2002	11,176	22.00
Broadview Networks Holdings, Inc.	7/7/2000–3/9/2002	6,199	14.00
Broadview Networks Holdings, Inc.,
Series A2, warrants, expire 2020	7/7/2000–3/6/2002	3,626	7.00
Total restricted securities		$62,524	$22,404.02%

6Scheduled interest and/or principal payment was not received.

7Payment in kind; the issuer has the option of paying additional securities in lieu of cash.

8Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.

9Loan participations and assignments; may be subject to legal or contractual restrictions on resale. The total value of all such loans was $38,294,000, which represented .03% of the net assets of the fund.

10Unaffiliated issuer at 11/30/2013.

Valuation disclosures

Capital Research and Management Company (“CRMC”), the fund’s investment adviser, values the fund’s investments at fair value as defined by accounting principles generally accepted in the United States of America. The net asset value of each share class of the fund is generally determined as of approximately 4:00 p.m. New York time each day the New York Stock Exchange is open. Security transactions are recorded by the fund as of the date the trades are executed with brokers. Assets and liabilities, including investment securities, denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates supplied by one or more pricing vendors on the valuation date.

Methods and inputs — The fund’s investment adviser uses the following methods and inputs to establish the fair value of the fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve. Equity securities are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market on which the security trades.

Fixed-income securities, including short-term securities purchased with more than 60 days left to maturity, are generally valued at prices obtained from one or more pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income security.

Fixed-income class	Examples of standard inputs
All	Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)
Corporate bonds, notes & loans; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities

When the fund’s investment adviser deems it appropriate to do so (such as when vendor prices are unavailable or not deemed to be representative), fixed-income securities will be valued in good faith at the mean quoted bid and ask prices that are reasonably and timely available (or bid prices, if ask prices are not available) or at prices for securities of comparable maturity, quality and type.

Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described for either equity or fixed-income securities, depending on which method is deemed most appropriate by the fund’s investment adviser. Short-term securities purchased within 60 days to maturity are valued at amortized cost, which approximates fair value. The value of short-term securities originally purchased with maturities greater than 60 days is determined based on an amortized value to par when they reach 60 days.

Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the fund’s investment adviser are fair valued as determined in good faith under fair valuation guidelines adopted by authority of the fund’s board of trustees as further described. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. In addition, the closing prices of equity securities that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each share class of the fund is determined. Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.

Processes and structure — The fund’s board of trustees has delegated authority to the fund’s investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Fair Valuation Committee”) to administer, implement and oversee the fair valuation process, and to make fair value decisions. The Fair Valuation Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation teams. The Fair Valuation Committee reviews changes in fair value measurements from period to period and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. The Fair Valuation Committee reports any changes to the fair valuation guidelines to the board of trustees with supplemental information to support the changes. The fund’s board and audit committee also regularly review reports that describe fair value determinations and methods.

The fund’s investment adviser has also established a Fixed-Income Pricing Review Group to administer and oversee the fixed-income valuation process, including the use of fixed-income pricing vendors. This group regularly reviews pricing vendor information and market data. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews, including an annual control self-evaluation program facilitated by the investment adviser’s compliance group.

Classifications — The fund’s investment adviser classifies the fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The following tables present the fund’s valuation levels as of November 30, 2013 (dollars in thousands):

		Investment securities

		Level 1*	Level 2	Level 3	Total

Assets:
	Common stocks:
	Consumer discretionary	$ 27,376,936	$ —	$ —	$ 27,376,936
	Information technology	23,903,105	—	—	23,903,105
	Health care	21,548,353	—	—	21,548,353
	Energy	13,038,988	—	22,361	13,061,349
	Industrials	10,447,726	—	—	10,447,726
	Financials	10,257,615	—	—	10,257,615
	Consumer staples	5,978,478	—	—	5,978,478
	Materials	2,937,848	—	—	2,937,848
	Telecommunication services	2,872,131	—	14	2,872,145
	Utilities	242,631	—	—	242,631
	Miscellaneous	6,556,917	633	—	6,557,550
	Warrants	55,507	—	29	55,536
	Convertible securities	—	73,239	—	73,239
	Bonds, notes & other debt instruments	—	154,814	—	154,814
	Short-term securities	—	10,620,442	—	10,620,442
Total		$125,216,235	$10,849,128	$22,404	$136,087,767

		Other investments†

		Level 1	Level 2	Level 3	Total

Assets:
	Unrealized appreciation on open forward currency contracts	$—	$13,285	$—	$13,285
Liabilities:
	Unrealized depreciation on open forward currency contracts	—	(137)	—	(137)
Total		$—	$13,148	$—	$13,148

*Securities with a value of $12,642,807,000, which represented 9.26% of the net assets of the fund, transferred from Level 2 to Level 1 since the prior fiscal year-end, primarily due to a lack of significant market movements following the close of local trading.

†Forward currency contracts are not included in the investment portfolio.

Federal income tax information	(dollars in thousands)

Gross unrealized appreciation on investment securities	$56,135,848
Gross unrealized depreciation on investment securities	(900,588)
Net unrealized appreciation on investment securities	55,235,260
Cost of investment securities for federal income tax purposes	80,852,507

Key to abbreviations and symbols

ADR = American Depositary Receipts

CDI = CREST Depository Interest

GDR = Global Depositary Receipts

CHF = Swiss francs

€ = Euros

¥ = Japanese yen

Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.

Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the American Funds website at americanfunds.com.

MFGEFPX-005-0114O-S37682

ITEM 2 – Controls and Procedures

The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 3 – Exhibits

The certifications required by Rule 30a-2 of the Investment Company Act of 1940 and Section 302 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

THE GROWTH FUND OF AMERICA

By /s/ Paul F. Roye
Paul F. Roye, Executive Vice President and Principal Executive Officer

Date: January 28, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By /s/ Paul F. Roye
Paul F. Roye, Executive Vice President and Principal Executive Officer

Date: January 28, 2014

By /s/ Jeffrey P. Regal
Jeffrey P. Regal, Treasurer and Principal Financial Officer

Date: January 28, 2014